Commitments and Contingencies (Details) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 09, 2022	May 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 07, 2022
Commitments and Contingencies [Line Items]
Short-term lease		$ 14,000
Rent expense				$ 48,000	$ 51,000
Variable lease expense				$ 4,000	$ 4,000	$ 12,000
Percentage of subscription			2.00%		2.00%
Aggregate payments			$ 59,750,000		$ 59.75
Related expense					209,000
Approximately amount paid					159,000
Accrued expenses					50,000
Legal expense	$ 50,000				$ 50,000
Share issued of restricted common stock (in Shares)	200,000
Cancellation of warrants issued (in Shares)	111,111		7,899,661		70,849
Total restricted common stock issued	$ 264,000					263,924
Selling, general and administrative expenses			31,000		6,000	$ 1,300,000
Termination fee							$ 300,000
Accrued expenses			6,000		50,000
Zurich Switzerland [Member]
Commitments and Contingencies [Line Items]
Leases office rate			$ 74,000		$ 74,000
Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Cash fee	$ 1,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
Share issued of restricted common stock (in Shares)	93,466